ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Salary and welfare payable	¥ 6,381	$ 988	¥ 6,866
Payable for acquisition of non-controlling interests	245	38	245
Accrued rental	1,609	249	1,768
Accrued expenses	12,633	1,957	14,136
Value added tax and other taxes payable	283	44	263
Payable for property and equipment	100	15	559
Accrued utilities	79	12	52
Due to employees	5,198	806
Other payables	593	92	1,464
Total	¥ 27,121	$ 4,201	¥ 25,353